Convertible Debt (Details) - Schedule of Company’s Make-Whole Share Liability - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Company’s Make-Whole Share Liability [Line Items]
Shares	32,500	32,500
Value	$ 130,000	$ 130,000
Alan Musso [Member] | Shares Officers & Directors [Member]
Schedule of Company’s Make-Whole Share Liability [Line Items]
Position	Former CFO	Former CFO
Shares	3,125	3,125
Value	$ 12,500	$ 12,500
Date Earned	March 1, 2023	March 1, 2023
Christopher Acevedo [Member] | Shares Officers & Directors [Member]
Schedule of Company’s Make-Whole Share Liability [Line Items]
Position	Current CFO	Current CFO
Shares	9,375	9,375
Value	$ 37,500	$ 37,500
Date Earned	Upon IPO	Upon IPO
Joacim Borg [Member] | Shares Officers & Directors [Member]
Schedule of Company’s Make-Whole Share Liability [Line Items]
Position	Director	Director
Shares	20,000	20,000
Value	$ 80,000	$ 80,000
Date Earned	July 1, 2022	July 1, 2022